Summary of Significant Accounting Policies (Details) - Schedule of redeemable common stock reflected in the balance sheet - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022
Schedule Of Redeemable Common Stock Reflected In The Balance Sheet Abstract
Gross proceeds	$ 201,250,000
Less:
Fair value of Public Warrants at issuance	(10,384,500)
Fair value of Rights at issuance	(9,136,750)
Issuance costs allocated to common stock subject to possible redemption	(10,660,961)
Plus:
Accretion of carrying value to redemption value	32,194,711	$ 240,000	$ 720,000
Common stock subject to possible redemption	$ 203,262,500	$ 51,770,681	$ 51,530,681